Class A C G P R [Member] Expense Example, No Redemption - Class A C G P R - Putnam Government Money Market Fund - Class C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	$ 567